AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

Portfolio of Investments

July 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 114.8%
Long-Term Municipal Bonds – 114.8%
Alabama – 6.4%
Black Belt Energy Gas District (BP PLC) Series 2025-2 5.00%, 03/01/2055(a)(b)	$10,000	$10,359,392
Black Belt Energy Gas District (Canadian Imperial Bank of Commerce) Series 2026-B 5.00%, 12/01/2034	10,370	10,887,792
Black Belt Energy Gas District (Citadel LP) Series 2025-C 5.50%, 11/01/2056(a)	7,000	7,371,866
Black Belt Energy Gas District (Forethought Life Insurance) Series 2025-B 5.00%, 10/01/2035	1,510	1,515,833
Black Belt Energy Gas District (Goldman Sachs Group) Series 2023-2 5.43%, 06/01/2049(a)(b)	10,000	10,140,380
Series 2024 5.50%, 10/01/2054(a)(b)	10,000	10,648,892
Series 2026-E 5.00%, 07/01/2033	10,000	10,341,370
Black Belt Energy Gas District (Morgan Stanley) Series 2022-C 4.595% (SOFR + 2.15%), 02/01/2053(c)	20,000	20,475,898
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-2 5.00%, 05/01/2055(a)(b)	10,000	10,498,079
Black Belt Energy Gas District (Royal Bank of Canada) Series 2023-2 5.25%, 12/01/2053(a)(b)	10,000	10,632,759
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2049	8,000	8,256,471
Energy Southeast A Cooperative District (Metropolitan Tower Life Insurance) Series 2026-B 5.00%, 11/01/2033	2,000	2,092,897
Energy Southeast A Cooperative District (Morgan Stanley) Series 2024-2 5.25%, 07/01/2054(a)(b)	10,000	10,602,676
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 4.75%, 12/01/2054	2,545	2,377,702
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-2 6.00%, 01/01/2053(a)(b)	10,000	10,203,223
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-2 5.00%, 01/01/2054(a)(b)	19,190	20,093,688

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-2 5.25%, 01/01/2054(a)(b)	$20,000	$20,804,864

		177,303,782

Alaska – 0.0%
Northern Tobacco Securitization Corp. (Northern Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	10,000	1,087,059

American Samoa – 0.0%
American Samoa Economic Development Authority (American Samoa Economic Development Authority) Series 2025-B 5.25%, 09/01/2045(a)	1,100	1,088,307

Arizona – 3.6%
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	8,763	8,670,508
Arizona Industrial Development Authority (BASIS Schools Obligated Group) Series 2017-D 5.00%, 07/01/2051(a)	1,885	1,712,352
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 5.00%, 07/01/2043(a)	1,000	954,860
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2021 4.00%, 11/01/2051(a)	10,000	8,171,898
Arizona Industrial Development Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.75%, 03/01/2065(a)	4,045	4,173,572
6.875%, 03/01/2055(a)	3,955	4,139,162
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(d)(e)(f)(g)(h)	10,420	-0-
Series 2021-A 5.50%, 07/01/2031(d)(e)(f)(g)(h)	480	-0-
6.00%, 07/01/2051(d)(e)(f)(g)(h)	3,000	-0-
Arizona Industrial Development Authority (San Tan Valley AH I LLLP) Series 2024-A 5.68%, 01/01/2043(a)	8,315	8,019,876
Series 2024-B 5.68%, 01/01/2043(a)	1,775	1,710,278
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group) Series 2017 5.00%, 11/15/2040	2,865	2,585,122
Industrial Development Authority of the City of Phoenix Arizona (The) (BASIS Schools Obligated Group) Series 2015 5.00%, 07/01/2035(a)	920	919,997
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	10,690	10,695,976

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2040(d)(e)(g)	$5,000	$4,000,000
5.00%, 07/01/2055(d)(e)(g)	285	228,000
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 6.75%, 11/15/2042(a)	3,250	3,478,750
6.875%, 11/15/2052(a)	2,000	2,112,769
7.00%, 11/15/2057(a)	1,000	1,060,020
Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2026 5.00%, 01/01/2036(i)	2,750	3,013,087
5.00%, 01/01/2038(i)	7,250	7,897,164
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School) Series 2018 6.00%, 07/01/2038(a)	2,000	2,031,556
Series 2018-A 6.00%, 07/01/2052(a)	4,040	4,042,415
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2025 5.50%, 07/01/2060	1,500	1,441,144
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.625%, 07/01/2059(a)	2,000	2,038,350
6.75%, 07/01/2063(a)	2,000	2,044,564
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2047	1,375	1,253,569
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2025-C 5.25%, 01/01/2055	10,000	10,504,866
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)	1,225	953,215

		97,853,070

Arkansas – 0.9%
Arkansas Development Finance Authority (Hybar LLC) Series 2026 7.00%, 07/01/2048(a)	2,700	2,957,463
7.375%, 07/01/2056(a)	2,855	2,945,373
7.50%, 07/01/2048(a)	13,000	14,362,734
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	2,300	2,332,488
City of Osceola AR (Plum Point Energy Associates) Series 2026 4.875%, 04/01/2040	2,795	2,749,054

		25,347,112

	Principal Amount (000)	U.S. $ Value

California – 15.3%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	$7,300	$6,758,744
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)	15,000	13,595,674
Align Capital Series Trust 2025-1 (Align Capital Series Trust 2025-1) Series 2025-2 5.75%, 01/01/2052(a)	3,000	3,059,454
ARC70 II Trust (ARC70 2021-1) Series 2021 4.00%, 12/01/2059	3,000	2,555,739
California Community Choice Financing Authority Series 2023-D 5.50%, 05/01/2054	10,000	10,448,632
California Community Choice Financing Authority (Alphabet, Inc.) Series 2026 5.00%, 07/01/2035	5,470	5,909,738
California Community Choice Financing Authority (American General Life Insurance) Series 2025-2 5.00%, 08/01/2055(a)(b)	10,000	10,275,068
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025-2 5.00%, 10/01/2056(a)(b)	10,000	10,553,027
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025-2 5.00%, 11/01/2033(a)(b)	10,000	10,585,956
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	10,000	10,481,447
California Community Choice Financing Authority (Morgan Stanley) Series 2023-2 4.68%, 07/01/2053(a)(b)	10,000	10,126,084
Series 2026-2 3.90%, 04/01/2056(a)(b)	10,000	9,926,866
California Community Choice Financing Authority (Pacific Life Insurance) Series 2025-2 5.00%, 03/01/2056(a)(b)	10,000	10,438,601
California Community Choice Financing Authority (Realty Income Corp.) Series 2026-2 5.25%, 02/01/2036(a)(b)	10,000	10,638,037
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(a)	5,200	4,285,167
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	13,500	10,712,270

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(a)	$11,070	$7,401,812
4.00%, 08/01/2046(a)	3,295	2,795,101
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(a)	5,000	3,318,099
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(a)	32,000	1,207,040
5.50%, 02/01/2040(a)	1,000	854,015
Series 2022-A 4.50%, 08/01/2052(a)	6,000	4,451,884
California County Tobacco Securitization Agency (Gold Country Settlement Funding) Series 2020-B Zero Coupon, 06/01/2055	960	200,339
California County Tobacco Securitization Agency (Los Angeles County Securitization) Series 2020-B Zero Coupon, 06/01/2055	21,320	3,545,872
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(a)	890	842,824
California Housing Finance Agency Series 2021-3, Class X 0.770%, 08/20/2036(j)	13,193	529,429
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class X 0.826%, 03/25/2035(j)	14,886	521,846
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	3,697	3,482,316
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 12.00%, 01/01/2065(a)	13,430	8,595,200
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(a)	8,000	7,708,322
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(a)	960	80,235
Series 2021-A1 5.00%, 01/01/2056(a)	1,990	1,690,570
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	990	977,325
California Municipal Finance Authority (California Municipal Finance Authority) Series 2026 7.25%, 09/01/2044(a)(i)	3,490	3,248,597

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (CMFA 2026-1) Series 2026-1, Class A1 4.05%, 07/20/2041	$3,986	$3,763,304
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada) Series 2012-A 6.625%, 01/01/2032(a)	615	606,062
6.875%, 01/01/2042(a)	3,415	3,312,371
Series 2014 5.00%, 01/01/2035	1,005	878,773
5.25%, 01/01/2045	2,025	1,625,549
California Municipal Finance Authority (The Frances) Series 2026 7.00%, 03/01/2045(a)(i)	1,000	999,932
Series 2026-A 6.07%, 09/01/2044(a)(i)	4,150	4,150,376
California Municipal Finance Authority (The Steven) Series 2026 7.00%, 06/01/2044(a)	390	381,832
Series 2026-A 5.67%, 12/01/2043(a)	2,880	2,827,262
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(d)(g)	3,795	75,900
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 11/21/2045(a)	8,595	8,600,132
California Public Finance Authority (Enso Verde) Series 2023 10.00%, 05/15/2028(a)	200	280,438
California Public Finance Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.625%, 03/01/2065(a)	3,345	3,468,788
6.75%, 03/01/2055(a)	2,385	2,508,843
California Public Finance Authority (Marisol HB Obligated Group) Series 2026-A 5.10%, 04/01/2066(a)	2,500	2,502,460
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2052(a)	3,790	3,377,326
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2016-A 5.00%, 07/01/2046(a)	3,500	3,418,670
5.00%, 07/01/2051(a)	1,750	1,649,056
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2054(a)	1,165	1,032,768
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(d)(e)(f)(g)(h)	1,000	532,083

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (CORE 700 Hotel Venture) Series 2026-A 6.00%, 09/02/2035(a)	$620	$633,273
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2052(a)	1,000	974,747
Central Valley Energy Authority (Goldman Sachs Group) Series 2026 5.00%, 08/01/2034(a)(b)	10,000	10,455,248
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-C 5.00%, 06/01/2042	10,000	10,933,049
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2025-2 5.25%, 05/15/2043(a)(b)	10,000	10,696,936
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(a)	10,000	7,458,402
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(a)	3,090	1,997,769
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(a)	5,000	4,183,081
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(a)	6,800	4,543,725
4.00%, 08/01/2047(a)	2,585	2,294,290
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(a)	7,500	5,072,557
4.00%, 05/01/2057(a)	10,000	6,946,969
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(a)	3,275	2,342,439
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)	5,000	4,042,436
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)	7,500	5,703,935
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)	5,800	3,924,663
4.00%, 07/01/2058(a)	7,360	3,490,028
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(a)	7,000	5,311,464

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(a)	$5,500	$3,679,123
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)	2,000	1,372,829
4.00%, 12/01/2056(a)	9,600	7,162,468
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(a)	10,000	7,837,484
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(a)	1,000	656,153
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(a)	4,938	4,213,879
Series 2021-A2 4.00%, 07/01/2056(a)	10,000	8,080,148
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(a)	2,500	1,678,033
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2022-ML13) Series 2022-ML13, Class XUS 0.986%, 09/25/2036(j)	11,221	610,100
Golden State Connect Authority (Golden State Connect Authority) Series 2025 6.50%, 12/01/2060(a)	5,100	4,933,576
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	130,105	12,161,513
San Francisco Intl Airport (San Francisco Intl Airport) Series 2025-2 5.00%, 05/01/2044(a)(b)	10,000	10,168,919
5.25%, 05/01/2042(a)(b)	10,000	10,665,538
Series 2026 5.00%, 05/01/2046	1,000	1,065,664
Southern California Public Power Authority (Pacific Life Insurance) Series 2026 5.00%, 11/01/2033	1,295	1,355,974
State of California (State of California) Series 2026 4.125%, 10/01/2051	1,000	960,337
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060	12,950	2,045,853
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2006 Zero Coupon, 06/01/2046	8,480	1,640,446
Series 2019 Zero Coupon, 06/01/2054	6,520	1,147,677

	Principal Amount (000)	U.S. $ Value

5.00%, 06/01/2039	$680	$709,984
University of California (University of California) Series 2025-C 5.25%, 05/15/2040	10,000	11,564,487

		422,508,451

Colorado – 3.0%
Aurora Crossroads Metropolitan District No. 2 (Aurora Crossroads Metropolitan District No. 2) Series 2025-A 0.00%, 12/01/2055(k)	1,000	936,048
6.125%, 12/01/2055	1,180	1,201,983
Aurora Highlands Community Authority Board (Aurora Highlands Community Authority Board) Series 2021-A 5.75%, 12/01/2051	10,000	9,900,792
Broadway Station Metropolitan District No. 3 (Broadway Station Metropolitan District No. 3) Series 2019 5.00%, 12/01/2039	748	605,971
5.00%, 12/01/2049	1,750	1,151,845
Centerra Metropolitan District No. 1 (Centerra Metropolitan District No. 1) Series 2017 5.00%, 12/01/2037(a)	5,730	5,731,342
Series 2022 6.50%, 12/01/2053	1,000	1,040,524
Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021 4.00%, 10/01/2061	1,500	1,110,173
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-A 7.00%, 07/01/2034(e)	4,000	4,060,423
Colorado Educational & Cultural Facilities Authority (STEM School Academy) Series 2014 5.00%, 11/01/2044	890	851,538
5.125%, 11/01/2049	765	713,387
Colorado Health Facilities Authority (Aberdeen Ridge Obligated Group) Series 2021-A 5.00%, 05/15/2044	2,000	1,613,978
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	2,750	2,580,577
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2022-2 5.25%, 11/01/2038(a)(b)	2,200	2,346,595
5.25%, 11/01/2039(a)(b)	2,600	2,758,371
5.25%, 11/01/2052(a)(b)	5,000	5,118,920
Colorado Health Facilities Authority (Frasier Meadows Manor Obligated Group) Series 2023-2 4.00%, 05/15/2041	1,175	1,094,144
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015-A 6.125%, 12/01/2045(e)	1,750	1,235,987

	Principal Amount (000)	U.S. $ Value

Colorado State University Research Foundation (Colorado State University Research Foundation - The Prospect) Series 2025-A 5.50%, 03/01/2065(a)	$2,500	$2,428,132
Douglas County Housing Partnership (Douglas County Housing Partnership) 5.375%, 01/01/2041(d)(e)(f)(g)(h)	6,212	416,588
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	8,153	7,915,961
Longs Peak Metropolitan District (Longs Peak Metropolitan District) Series 2021 5.25%, 12/01/2051(a)	2,000	1,939,798
Meridian Ranch Metropolitan District 2018 Subdistrict (Meridian Ranch Metropolitan District 2018 Subdistrict) Series 2022 6.75%, 12/01/2052	1,500	1,531,199
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(a)	498	505,628
Plaza Metropolitan District No. 1 (Plaza Metropolitan District No. 1) Series 2013 5.00%, 12/01/2040(a)	1,000	1,000,292
Pueblo Urban Renewal Authority (Pueblo Urban Renewal Authority) Series 2021 4.75%, 12/01/2045(a)	1,760	1,686,266
Redtail Ridge Metropolitan District (Redtail Ridge Metropolitan District) Series 2025 Zero Coupon, 12/01/2032	4,380	2,842,393
Riverwalk Metropolitan District No. 2 (Riverwalk Metropolitan District No. 2) Series 2022-A 5.00%, 12/01/2042	3,000	2,797,014
5.00%, 12/01/2052	1,000	852,986
Sagebrush Farm Metropolitan District No. 1 (Sagebrush Farm Metropolitan District No. 1) Series 2022-A 6.75%, 12/01/2052	1,500	1,544,706
Spring Hill Metropolitan District No. 3 (Spring Hill Metropolitan District No. 3) Series 2022-A 6.75%, 12/01/2052(a)	333	336,160
St. Vrain Lakes Metropolitan District No. 4 (St. Vrain Lakes Metropolitan District No. 4) Series 2024-A 0.00%, 09/20/2054(a)(k)	1,000	748,846
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	2,000	2,102,094
6.75%, 12/01/2053	3,000	3,135,013
Series 2023 8.375%, 12/15/2054	1,000	984,267
Vail Home Partners Corp. (Vail Home Partners Corp.) Series 2025 6.00%, 10/01/2064(a)	2,000	2,054,806

	Principal Amount (000)	U.S. $ Value

Vauxmont Metropolitan District (Vauxmont Metropolitan District) AG Series 2019 3.25%, 12/15/2050	$108	$94,800
AG Series 2020 5.00%, 12/01/2027	195	200,243
5.00%, 12/01/2030	270	284,513
5.00%, 12/01/2050	205	206,034
Verve Metropolitan District No. 1 (Verve Metropolitan District No. 1) Series 2023 6.50%, 12/01/2043	1,000	1,019,601
6.75%, 12/01/2052	1,000	1,014,234

		81,694,172

Connecticut – 0.4%
Aquarion Water Authority (Aquarion Water Authority Water System Revenue) Series 2026-A 5.25%, 08/01/2045	1,260	1,364,899
5.25%, 08/01/2046	3,000	3,231,982
Series 2026-E Zero Coupon, 08/01/2049	1,120	335,392
Zero Coupon, 08/01/2053	1,150	269,967
BAM Series 2026-E Zero Coupon, 08/01/2045	1,075	430,877
Zero Coupon, 08/01/2050	1,000	289,077
Zero Coupon, 08/01/2052	1,000	256,378
Stamford Housing Authority (TJH Senior Living Obligated Group) Series 2025 4.75%, 10/01/2032	1,100	1,125,819
6.25%, 10/01/2060	1,295	1,308,508
6.50%, 10/01/2055	2,125	2,194,805
Town of Hamden CT (Whitney Center Obligated Group) Series 2022-A 7.00%, 01/01/2053	1,000	1,054,618

		11,862,322

District of Columbia – 1.4%
District of Columbia (District of Columbia Union Market TIF Area) Series 2024 0.00%, 06/01/2041(a)(k)	1,000	652,283
0.00%, 06/01/2049(a)(k)	1,600	1,009,359
Series 2024-A 5.125%, 06/01/2034(a)	2,690	2,750,575
District of Columbia (Rocketship DC Obligated Group) Series 2019 5.00%, 06/01/2039(a)	1,425	1,344,680
District of Columbia Tobacco Settlement Financing Corp. (District of Columbia Tobacco Settlement Financing) Series 2006 Zero Coupon, 06/15/2055	140,500	11,573,788
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2025-2 5.00%, 10/01/2037(a)(b)	4,500	4,841,849
5.00%, 10/01/2038(a)(b)	5,500	5,852,685
Series 2025-A 5.00%, 10/01/2050	1,000	1,006,408

	Principal Amount (000)	U.S. $ Value

Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2024 5.00%, 07/15/2054	$10,000	$10,162,088

		39,193,715

Florida – 6.7%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida Obligated Group) Series 2022 4.00%, 10/01/2040	2,400	2,239,607
4.00%, 10/01/2046	1,750	1,516,431
Avenir Community Development District (Avenir Community Development District Assessment Area Two) Series 2021 5.125%, 05/01/2052(a)	2,445	2,382,103
Bexley Community Development District (Bexley Community Development District) Series 2016 4.875%, 05/01/2047	2,050	1,973,361
Buckhead Trails II Community Development District (Buckhead Trails II Community Development District) Series 2026 5.50%, 05/01/2046	200	199,761
Cape Coral Health Facilities Authority (Gulf Care Obligated Group) Series 2015 6.00%, 07/01/2050(a)	1,550	977,939
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2028	1,300	1,335,974
5.00%, 10/01/2032	1,000	1,033,305
Capital Projects Finance Authority/FL (IDEA Lakeland) Series 2023 7.00%, 06/15/2030(a)	3,000	3,060,729
Capital Projects Finance Authority/FL (Imagine School At North Port) Series 2025 6.75%, 06/15/2065(a)	1,710	1,711,836
Capital Projects Finance Authority/FL (PRG - UnionWest Properties) Series 2024 0.00%, 06/01/2062(a)(k)	9,125	685,171
5.00%, 06/01/2049(a)	1,300	1,043,169
5.00%, 06/01/2054(a)	3,525	2,803,597
5.25%, 06/01/2039(a)	1,000	900,975
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)	1,500	1,134,136
Capital Trust Agency, Inc. (Educational Growth Fund) Series 2021 Zero Coupon, 07/01/2061(a)	27,000	2,281,803
3.375%, 07/01/2031(a)	715	684,142
5.00%, 07/01/2056(a)	1,640	1,439,136
Capital Trust Agency, Inc. (Team Success A School of Excellence) Series 2020 5.00%, 06/01/2045(a)	1,000	858,924
5.00%, 06/01/2055(a)	2,000	1,595,999

	Principal Amount (000)	U.S. $ Value

Capital Trust Authority (AIDS Healthcare Foundation Obligated Group) Series 2026 5.25%, 12/01/2055	$1,250	$1,261,299
Capital Trust Authority (IDEA Florida, Inc.) Series 2023-A 6.375%, 06/15/2058(a)	2,000	2,027,092
Capital Trust Authority (QSH/St Augustine LLC) Series 2026 8.50%, 07/01/2057(a)	4,320	4,258,359
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2039	850	469,150
Zero Coupon, 09/01/2042	1,000	468,051
Zero Coupon, 09/01/2049	1,000	304,515
Zero Coupon, 09/01/2053	1,400	341,547
County of Lake FL (Waterman Communities) Series 2020 5.50%, 08/15/2040	3,000	3,029,155
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2025-2 5.25%, 10/01/2054(a)(b)	10,200	10,359,334
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-2 5.00%, 10/01/2034(a)(b)	4,630	4,993,532
5.00%, 10/01/2035(a)(b)	11,470	12,421,417
Series 2025-2 5.50%, 10/01/2055(a)(b)	10,000	10,395,595
Series 2026-A 5.00%, 10/01/2038	4,075	4,387,370
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2035	250	165,938
Zero Coupon, 10/01/2036	410	257,885
Zero Coupon, 10/01/2037	230	136,845
Zero Coupon, 10/01/2038	315	176,577
Zero Coupon, 10/01/2039	390	205,661
County of Palm Beach FL (Palm Beach Atlantic University) Series 2025 5.50%, 10/01/2045(a)	1,000	1,030,875
5.75%, 10/01/2055(a)	2,305	2,368,592
5.75%, 10/01/2065(a)	2,280	2,322,973
County of Palm Beach FL (Provident Group - LU Properties) Series 2024 6.00%, 06/01/2044	1,000	1,006,566
6.125%, 06/01/2054	1,000	982,449
6.25%, 06/01/2059	1,000	989,660
County of Palm Beach FL (Provident Group - LU Properties II) Series 2024 8.50%, 06/01/2033	150	150,606
County of Palm Beach FL (Provident Group-PBAU Properties) Series 2019 5.00%, 04/01/2039(a)	1,000	997,969

	Principal Amount (000)	U.S. $ Value

5.00%, 04/01/2051(a)	$1,970	$1,849,809
Edgewater West Community Development District (Edgewater West Community Development District Master Infrastructure Bond Area) Series 2026 6.00%, 05/01/2041	1,505	1,496,392
Escambia County Housing Finance Authority (4900 S. Rio Grande Ave) Series 2023-A 6.88%, 11/01/2053(a)	1,000	1,051,444
Florida Development Finance Corp. (Assistance Unlimited) Series 2022 6.00%, 08/15/2057(a)	3,900	3,609,561
Florida Development Finance Corp. (Coastal Waste & Recycling) Series 2026 4.55%, 06/01/2046(a)	1,245	1,244,579
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding) Series 2021 3.00%, 07/01/2031(a)	825	794,229
4.00%, 07/01/2051(a)	1,950	1,598,770
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(a)	5,000	5,015,528
Florida Development Finance Corp. (Parrish Charter Academy) Series 2023 6.25%, 04/23/2058(a)	2,365	2,364,171
Florida Development Finance Corp. (Seaside School Consortium) Series 2022 6.00%, 06/15/2057(a)	2,000	2,024,007
Florida Development Finance Corp. (SFP - Tampa I LLC) Series 2024 5.00%, 06/01/2044(a)	1,000	988,023
5.25%, 06/01/2054(a)	1,050	1,011,556
5.25%, 06/01/2059(a)	2,470	2,342,619
6.50%, 06/01/2059(a)	1,200	1,119,562
Florida Higher Educational Facilities Financing Authority (Ringling College of Art & Design) Series 2019 5.00%, 03/01/2044	795	744,254
Florida Housing Finance Corp. (Bayside Breeze Redevelopment LLLP) Series 2025 3.625%, 08/01/2029	1,200	1,199,466
6.19%, 08/01/2055	1,520	1,550,074
Florida Housing Finance Corp. (The Gallery at SoMi Parc) Series 2026 5.55%, 12/01/2044(k)	7,000	6,970,501
Florida Local Government Finance Commission (BridgePrep Academy Series 2025 Obligated Group) Series 2025 6.125%, 06/15/2065(a)	3,685	3,693,828
Florida Local Government Finance Commission (Ponte Vedra Pine Obligated Group) Series 2025 4.20%, 11/15/2030(a)	1,000	1,002,204
6.875%, 11/15/2064(a)	1,305	1,373,423

	Principal Amount (000)	U.S. $ Value

Governors Park South Community Development District (Governors Park South Community Development Dist Master Infrastructure Bond Area) Series 2026 6.00%, 05/01/2041	$1,000	$976,210
Greenbriar Community Development District (Greenbriar Community Development District Assessment Area Two) Series 2026 5.70%, 05/01/2058	1,000	971,682
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2025-2 5.50%, 10/01/2054(a)(b)	10,000	10,458,216
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2057	3,000	2,773,567
Series 2026 4.50%, 10/01/2036(a)	1,970	1,940,208
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 5.25%, 11/15/2054	1,000	1,008,598
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(a)	1,499	1,399,538
Miami-Dade County Industrial Development Authority (PRG - Casa Properties LLC) Series 2026 5.375%, 07/01/2065(a)	4,500	4,635,970
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	1,000	867,190
4.00%, 10/01/2051	1,815	1,426,647
Palm Beach County Health Facilities Authority (Federation CCRC Operations Obligated Group) Series 2022 4.25%, 06/01/2056	2,100	1,706,097
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village) Series 2022 11.50%, 07/01/2027(a)	1,000	1,555,924
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(d)(e)(g)	1,905	381,000
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2047	2,450	2,354,000
5.00%, 01/01/2052	4,500	4,112,360
Village Community Development District No. 13 (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts) Series 2020 3.50%, 05/01/2051(a)	1,900	1,440,365
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 5.25%, 05/01/2054(a)	965	956,496
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2024 Special Assessment) Series 2024 4.00%, 05/01/2034(a)	985	979,185

	Principal Amount (000)	U.S. $ Value

4.20%, 05/01/2039(a)	$990	$952,587
4.55%, 05/01/2044(a)	990	948,038
4.80%, 05/01/2055(a)	2,475	2,295,972
Woodlands Section 9 Community Development District (Woodlands Section 9 Community Development District) Series 2026 6.00%, 05/01/2056	1,000	980,260

		183,531,220

Georgia – 3.3%
Assembly Community Improvement District (Assembly Community Improvement District) Series 2022-A 6.875%, 07/01/2057(a)	1,570	1,710,083
Atlanta Development Authority (The) (City of Atlanta GA Westside Tax Allocation District Gulch Area) Series 2024 0.00%, 12/15/2048(a)(k)	10,000	9,160,853
Series 2024-A 5.50%, 04/01/2039(a)	2,500	2,536,034
Atlanta Development Authority (The) (PRG - CAU Properties LLC) Series 2025 6.00%, 07/01/2055(a)	1,065	1,083,994
City of Atlanta GA Airport Passenger Facility Charge (City of Atlanta GA Airport Passenger Facility Charge) Series 2023 5.25%, 07/01/2043	11,475	12,093,416
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2025-B 5.50%, 07/01/2055	10,000	10,432,499
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043	1,000	1,001,471
Main Street Energy, Inc. (Bank of Nova Scotia (The)) Series 2026-A 5.00%, 10/01/2033	10,000	10,470,680
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2023-2 5.00%, 12/01/2054(a)(b)	10,000	10,407,961
Series 2024-2 5.00%, 06/01/2053(a)(b)	10,000	10,340,381
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023-2 5.00%, 07/01/2053(a)(b)	10,000	10,459,538
Series 2024-2 5.27%, 12/01/2053(a)(b)	10,000	10,256,175
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2019 5.00%, 01/01/2039	605	614,599

		90,567,684

Guam – 0.3%
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.50%, 07/01/2055	2,790	2,868,765

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	$4,365	$4,187,233

		7,055,998

Idaho – 0.3%
Idaho Health Facilities Authority (North Canyon Medical Center) Series 2023 7.125%, 11/01/2057	3,000	3,137,119
Idaho Housing & Finance Association (Battelle Energy Alliance) Series 2010-A 7.00%, 02/01/2036	4,000	4,006,705

		7,143,824

Illinois – 4.8%
Bellwood Municipal Housing Corp. (Village of Bellwood IL) Series 2024 6.375%, 12/01/2059(a)	2,000	1,961,831
Chicago Board of Education (Chicago Board of Education) Series 2015-C 5.25%, 12/01/2035	1,835	1,794,052
Series 2017-A 7.00%, 12/01/2046(a)	4,975	5,065,657
Series 2017-B 6.75%, 12/01/2030(a)	11,365	11,720,813
7.00%, 12/01/2042(a)	2,400	2,451,189
Series 2017-H 5.00%, 12/01/2046	1,380	1,247,720
Series 2018-A 5.00%, 12/01/2032	4,800	4,824,371
Series 2023-A 5.875%, 12/01/2047	5,000	5,050,449
6.00%, 12/01/2049	5,000	5,099,731
Series 2025 5.75%, 12/01/2050	1,025	1,029,320
Series 2025-C 5.50%, 12/01/2045	13,500	13,406,178
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2026-A 5.50%, 12/01/2056	2,315	2,429,191
City of Chicago IL (City of Chicago IL) Series 2016-C 5.00%, 01/01/2038	50	48,411
Series 2025-A 6.00%, 01/01/2050	7,000	7,255,396
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052(d)(g)	7,950	4,974,487
Eastern Illinois Economic Development Authority (City of Mattoon IL) Series 2025 7.00%, 02/15/2056	2,205	2,140,785
Eastern Illinois Economic Development Authority (City of Mattoon IL Sales & Hotel Tax) Series 2023 6.00%, 05/01/2046	2,000	2,003,577

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Acero Charter Schools Obligated Group) Series 2021 4.00%, 10/01/2042(a)	$1,000	$865,082
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2043	1,190	1,027,194
Series 2026 5.00%, 08/01/2040	1,075	1,082,162
5.00%, 08/01/2041	1,000	1,001,277
Illinois Finance Authority (CHF-Chicago LLC) Series 2017-A 5.00%, 02/15/2047	1,790	1,655,753
Illinois Finance Authority (LRS Holdings LLC) Series 2023 7.375%, 09/01/2042(a)	3,000	3,373,559
Illinois Finance Authority (Moorings of Arlington Heights Obligated Group) Series 2025 5.375%, 11/01/2050	1,200	1,194,773
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	11,350	8,525,150
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	600	609,430
Series 2024 5.67%, 11/01/2038(e)	5,820	5,664,010
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2012 Zero Coupon, 12/15/2041	24,500	12,100,753
Zero Coupon, 12/15/2050	19,675	5,648,937
AG Series 2017 Zero Coupon, 12/15/2056	4,495	955,650
State of Illinois (State of Illinois) Series 2010 7.35%, 07/01/2035	4,821	5,129,235
Upper Illinois River Valley Development Authority (High Point Residence Fox Valley Obligated Group) Series 2025 7.00%, 11/01/2060	2,000	1,952,953
Village of Antioch IL Special Service Areas No. 1 & 2 (Village of Antioch IL Special Service Areas No. 1 & 2) Series 2016-A 4.50%, 03/01/2033	5,720	5,720,074
Series 2016-B 7.00%, 03/01/2033	2,682	2,682,222

		131,691,372

Indiana – 2.1%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(d)(g)	328	33
City of Valparaiso IN (Green Oaks of Valparaiso) Series 2021 5.375%, 12/01/2041(a)	3,315	3,004,780

	Principal Amount (000)	U.S. $ Value

City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.875%, 01/01/2044(a)	$1,000	$1,012,815
City of Whiting IN (BP Products North America) Series 2026 4.00%, 12/01/2044	1,485	1,482,318
4.00%, 11/01/2047	1,000	1,001,033
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(d)(e)(g)	17,575	1,757
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2038	2,045	1,904,033
4.00%, 04/01/2040	2,215	1,976,120
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2025-C 5.25%, 10/01/2045	5,780	6,132,415
5.25%, 10/01/2046	5,000	5,274,006
Indiana Finance Authority (Marian University Inc/IN) Series 2026 5.125%, 09/15/2051	1,550	1,496,931
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054	10,000	10,104,999
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 5.00%, 07/01/2059	1,750	1,646,624
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	4,750	4,353,682
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.25%, 04/01/2041(a)	1,325	1,158,519
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	2,000	2,088,592
6.00%, 03/01/2053	5,000	5,140,618
BAM Series 2023 5.25%, 03/01/2067	5,000	5,118,542
Series 2023-F 7.75%, 03/01/2067	4,075	4,415,052

		57,312,869

Iowa – 0.9%
Iowa Finance Authority (Wesley Retirement Services Obligated Group) Series 2021 4.00%, 12/01/2031	1,355	1,322,780
4.00%, 12/01/2041	3,400	2,941,097
4.00%, 12/01/2046	2,275	1,846,163
4.00%, 12/01/2051	4,060	3,078,947

	Principal Amount (000)	U.S. $ Value

Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051	$5,000	$4,196,626
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-B Zero Coupon, 06/01/2065	33,765	4,759,825
PEFA, Inc. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 04/01/2035	5,260	5,514,757

		23,660,195

Kansas – 0.6%
Kansas City Industrial Development Authority (Kingswood Senior Living Community) 5.00%, 11/15/2046(d)(g)	1,899	19
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2037	1,000	1,013,079
5.00%, 03/01/2039	1,070	1,078,653
5.00%, 03/01/2044	655	654,523
5.00%, 03/01/2049	3,835	3,670,104
University of Kansas Hospital Authority (University of Kansas Health System Obligated Group) Series 2026 5.50%, 03/01/2054	10,000	10,600,320

		17,016,698

Kentucky – 2.6%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 4.00%, 02/01/2038	745	701,045
Kentucky Bond Development Corp. (PRG Wildcats LLC) Series 2026 5.00%, 10/31/2058	2,215	2,174,875
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky Obligated Group) Series 2012 5.375%, 11/15/2042	7,765	6,722,700
5.50%, 11/15/2045	1,665	1,430,239
Series 2016-A 5.00%, 05/15/2046	4,500	3,820,841
5.00%, 05/15/2051	3,500	2,811,186
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2037	4,045	4,045,840
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.75%, 11/15/2050	2,650	2,364,774
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 5.75%, 11/01/2040(a)	5,130	5,197,168
Series 2022-B 6.75%, 11/01/2040(a)	850	860,711

	Principal Amount (000)	U.S. $ Value

Kentucky Public Energy Authority (BP PLC) Series 2025-C 5.00%, 05/01/2036	$10,000	$10,354,243
Kentucky Public Energy Authority (Goldman Sachs Group) Series 2024-2 5.00%, 05/01/2055(a)(b)	10,000	10,361,283
Kentucky Public Energy Authority (Morgan Stanley) Series 2024-2 4.00%, 08/01/2052(a)(b)	10,000	10,048,731
Series 2025-2 5.25%, 06/01/2055(a)(b)	10,000	10,514,822
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020-A 5.00%, 10/01/2038	370	378,767

		71,787,225

Louisiana – 0.6%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045	7,625	7,642,181
Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy) Series 2025 6.00%, 06/15/2045(a)	1,000	1,026,323
6.15%, 06/15/2055(a)	2,150	2,173,744
Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.75%, 09/01/2064	5,500	5,658,231
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	1,055	1,128,560

		17,629,039

Maryland – 2.0%
City of Westminster MD (Lutheran Village at Miller’s Grant) Series 2014-A 6.00%, 07/01/2034	1,265	1,265,717
6.125%, 07/01/2039	950	950,282
6.25%, 07/01/2044	2,600	2,600,857
Maryland Economic Development Corp. (Maryland Econ Dev Corp-Morgan View & Thurgood Marshall Student Hsg) AG Series 2026 4.75%, 07/01/2065	1,720	1,609,034
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2027	430	432,625
5.00%, 01/01/2028	300	306,211
5.00%, 01/01/2029	290	299,307
5.00%, 01/01/2030	285	296,202
5.00%, 01/01/2036	1,790	1,847,113
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2022-2 5.00%, 05/01/2050(a)(b)	45,000	46,847,506

		56,454,854

	Principal Amount (000)	U.S. $ Value

Massachusetts – 1.8%
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2025-A 5.00%, 04/01/2055	$10,000	$10,251,622
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2025-B 5.25%, 07/01/2055	10,000	10,482,385
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.50%, 07/15/2060(a)	3,745	3,802,043
Massachusetts Development Finance Agency (Dana-Farber Cancer Institute Obligated Group) Series 2026 5.00%, 12/01/2040(i)	1,800	1,881,897
5.00%, 12/01/2044(i)	1,890	1,947,133
Massachusetts Development Finance Agency (NewBridge on the Charles) Series 2017 5.00%, 10/01/2037(a)	1,000	1,006,442
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2026 5.50%, 10/01/2043	1,850	1,986,400
Massachusetts Port Authority (Massachusetts Port Authority) Series 2025-2 5.00%, 07/01/2036(a)(b)	4,500	4,644,467
5.00%, 07/01/2037(a)(b)	4,000	4,117,071
5.00%, 07/01/2038(a)(b)	8,100	8,315,166
Series 2026-2 5.50%, 07/01/2056(a)(b)	2,000	2,104,845

		50,539,471

Michigan – 0.5%
City of Detroit MI (City of Detroit MI) 4.813%, 06/15/2049(d)(g)	1,558	1,748,938
Series 2014-B 4.00%, 04/01/2044(k)	6,923	5,431,751
Michigan Finance Authority (Lawrence Technological University Obligated Group) Series 2022 4.00%, 02/01/2027	50	49,930
4.00%, 02/01/2032	285	275,531
4.00%, 02/01/2042	1,115	934,048
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-B Zero Coupon, 06/01/2065	17,820	1,781,307
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp/MI) Series 2008-C Zero Coupon, 06/01/2058	164,100	2,662,309

		12,883,814

Minnesota – 2.6%
City of Apple Valley MN (PHS Apple Valley Senior Housing) Series 2021 4.00%, 09/01/2061	870	664,225

	Principal Amount (000)	U.S. $ Value

City of Bloomington MN (City of Bloomington MN) Series 2024-A 6.18%, 07/01/2041(a)	$2,570	$2,506,570
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(a)(k)	5,000	5,126,719
City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(a)	5,000	4,905,191
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(a)	5,000	5,012,057
City of Fridley MN (Roers Fridley Apartments Owner II) Series 2023-A 5.75%, 06/01/2041(a)	3,060	3,142,596
City of Rochester MN (DRG Rochester Apartments) Series 2026 5.92%, 08/01/2044	5,085	4,923,924
7.00%, 08/01/2040	360	353,122
7.38%, 02/01/2045	700	686,044
7.63%, 08/01/2044	3,215	3,201,066
City of Shakopee MN Senior Housing Revenue (Benedictine Living Community of Shakopee Obligated Group) Series 2025 5.875%, 11/01/2065	1,750	1,769,248
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.66%, 07/01/2041(a)	7,500	7,352,337
Dakota County Community Development Agency (Valley Station Apartments Project) Series 2026 5.68%, 05/01/2043	3,785	3,715,998
7.25%, 05/01/2030	1,655	1,638,348
7.50%, 11/01/2043	270	265,979
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041(e)	2,100	1,388,746
4.00%, 06/01/2051(e)	2,225	1,279,042
4.00%, 06/01/2056(e)	1,000	543,017
Minnesota Health & Education Facilities Authority (Kingspath Target Housing of Minnesota) Series 2026 5.00%, 11/15/2036(a)	370	361,168
6.25%, 11/15/2046(a)	1,075	1,060,789
6.625%, 11/15/2056(a)	2,005	1,989,160
6.625%, 11/15/2061(a)	5,690	5,605,182
8.00%, 11/15/2031(a)	185	182,154
Minnesota Municipal Gas Agency (Nomura Holdings, Inc.) Series 2026-A 5.00%, 09/01/2035	12,000	12,282,953
Washington County Community Development Agency (Raymie Johnson Estates) Series 2025 4.66%, 07/01/2027	1,000	1,000,029

	Principal Amount (000)	U.S. $ Value

6.08%, 07/01/2042	$995	$1,020,115

		71,975,779

Mississippi – 0.2%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029(d)(e)(g)	5,750	287,500
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(a)	1,000	816,019
5.00%, 10/01/2031(a)	2,850	2,893,110
Mississippi Hospital Equipment & Facilities Authority (Forrest County General Hospital) Series 2019 4.00%, 01/01/2037	250	240,612
5.00%, 01/01/2035	750	776,357

		5,013,598

Missouri – 0.8%
I-470 Western Gateway Transportation Development District (I-470 Western Gateway Transportation Development District Sales Tax) Series 2019-A 5.25%, 12/01/2048(a)	5,000	4,999,759
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	2,000	2,000,302
5.00%, 08/15/2046	5,585	5,378,190
5.00%, 08/15/2051	2,415	2,262,337
Series 2021-A 5.00%, 08/15/2056	4,815	4,387,915
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 6.00%, 10/01/2049(a)	2,000	1,993,010

		21,021,513

Montana – 0.2%
County of Gallatin MT (Bozeman Fiber, Inc.) Series 2021-A 4.00%, 10/15/2036(a)	520	372,896
Series 2025 0.00%, 10/15/2055(a)(k)	4,245	3,425,278
Montana Facility Finance Authority (Powell County Memorial Hospital Association) Series 2026 6.75%, 07/01/2058	1,000	1,008,080
Montana Facility Finance Authority (St. John’s Lutheran Ministries Obligated Group) Series 2026-A 6.125%, 11/15/2056	1,525	1,531,832

		6,338,086

Nevada – 0.5%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	7,000	1,122,719
Las Vegas Valley Water District (Las Vegas Valley Water District) Series 2025-A 5.25%, 06/01/2055	10,000	10,451,020

	Principal Amount (000)	U.S. $ Value

State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2025 12.00%, 01/01/2065(a)	$5,215	$3,337,600
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings) Series 2018 6.95%, 02/15/2038(d)(e)(g)	1,465	15

		14,911,354

New Hampshire – 4.1%
National Finance Authority Affordable Housing Certificates Series 2024-1 (ARC70 2024-1) Series 2024-1, Class A 4.15%, 10/20/2040(c)	4,362	4,249,636
National Finance Authority Subordinate Municipal Certificates Series 2025-1 (NFASM 2025-1) Series 2025-1, Class B1 5.15%, 09/28/2037	3,510	3,417,605
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041(c)	2,849	2,910,083
Series 2025-1, Class A2 5.15%, 06/20/2041(c)	996	1,000,616
New Hampshire Business Finance Authority (ARC70 2026-1) Series 2026-1, Class A1 4.125%, 04/20/2043	4,374	4,213,519
Series 2026-1, Class A2 4.50%, 04/20/2043	1,098	1,060,060
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(a)	5,336	5,295,693
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts-Multiple) Series 2025 5.875%, 12/15/2033(a)	2,896	2,878,408
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(a)	956	949,103
New Hampshire Business Finance Authority (Greater Raleigh Area Christian Education) Series 2025 6.00%, 08/01/2065	1,590	1,558,475
New Hampshire Business Finance Authority (Hays Consolidated Independent School District Lease) Series 2026-A Zero Coupon, 12/15/2067(i)	13,555	1,306,298
5.00%, 12/15/2050(i)	1,195	1,174,539
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(a)	748	746,283
New Hampshire Business Finance Authority (LGI Homes-Texas LLC) Series 2026 Zero Coupon, 12/15/2041	2,230	838,484
New Hampshire Business Finance Authority (Medical Center Health System) Series 2025 5.875%, 11/01/2045	2,590	2,564,043

	Principal Amount (000)	U.S. $ Value

6.00%, 11/01/2055	$6,990	$6,607,277
10.00%, 05/01/2036	1,700	1,659,349
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority State Lease) Series 2025-A Zero Coupon, 02/01/2035(a)	4,397	2,538,958
Series 2026 Zero Coupon, 12/15/2034(a)	2,000	1,152,737
6.50%, 12/01/2034(a)	1,979	1,979,470
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	11,261	11,246,394
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	16,065	16,009,530
Series 2022-1, Class X 0.334%, 09/20/2036(j)	10,395	181,200
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	9,470	9,216,170
Series 2022-2, Class X 0.675%, 10/01/2036(j)	9,470	361,837
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class X 0.495%, 07/01/2051(j)	4,104	137,719
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class X 0.507%, 08/20/2039(j)	9,816	358,934
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025-1, Class A2 4.085%, 01/20/2041	1,481	1,375,422
New Hampshire Business Finance Authority (NFA 2025-3) Series 2025-3, Class A1 4.795%, 02/20/2041	1,054	1,054,680
Series 2025-3, Class A2 4.795%, 02/20/2041	2,984	2,866,191
New Hampshire Business Finance Authority (NFA 2026-1) Series 2026-1, Class A1 4.25%, 07/20/2041	1,847	1,742,777
Series 2026-1, Class A2 4.25%, 07/20/2041	998	899,555
Series 2026-1, Class B 9.491%, 07/20/2041(a)	1,000	1,454,135
New Hampshire Business Finance Authority (NFAAH 2025-1) Series 2025-1, Class B1 5.75%, 04/28/2042	2,350	2,364,044
New Hampshire Business Finance Authority (Reworld Holding Corp.) Series 2020-B 3.75%, 07/01/2045(a)	3,215	2,598,254
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(a)	1,511	1,489,885

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (The Highlands Project) Series 2024 5.125%, 12/15/2030	$545	$544,786
New Hampshire Health & Education Facilities Authority Act (Dartmouth Health Obligated Group) Series 2020-A 5.00%, 08/01/2059	10,920	10,663,726

		112,665,875

New Jersey – 3.0%
Essex County Improvement Authority (North Star Academy Charter School of Newark) Series 2020 4.00%, 07/15/2050(a)	1,000	819,200
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(a)	1,400	1,473,547
6.625%, 01/01/2045(a)	2,080	2,183,391
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	7,780	7,802,835
New Jersey Economic Development Authority (Port Newark Container Terminal) Series 2017 5.00%, 10/01/2037	2,000	2,017,375
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043	7,515	7,462,125
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	2,260	2,262,623
Series 2014-B 5.625%, 11/15/2030	3,925	3,930,367
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2009-A Zero Coupon, 12/15/2039	2,670	1,491,340
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2025-C 5.00%, 01/01/2034	6,000	6,660,427
Series 2027-A 5.00%, 01/01/2031(i)	1,000	1,065,247
5.00%, 01/01/2032(i)	1,500	1,614,304
5.00%, 01/01/2034(i)	2,000	2,182,893
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-B 5.00%, 06/01/2046	43,360	41,865,260

		82,830,934

New York – 5.4%
Build NYC Resource Corp. (Albert Einstein College of Medicine) Series 2016 5.50%, 09/01/2045(a)	3,935	3,877,306
Build NYC Resource Corp. (Metropolitan College of New York) 5.00%, 11/01/2039	2,548	2,038,470

	Principal Amount (000)	U.S. $ Value

Series 2014 5.50%, 11/01/2044	$1,039	$830,864
Build NYC Resource Corp. (REN 4520 83rd Street LLC) Series 2025 5.25%, 06/15/2045	1,000	991,576
Build NYC Resource Corp. (Zeta Charter Schools Obligated Group) Series 2025 5.375%, 10/15/2061(a)	2,000	1,868,667
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community) 5.00%, 01/01/2058(f)(h)	7,315	523,613
New York City Housing Development Corp. (New York City Housing Development) Series 2020 2.55%, 08/01/2040	1,355	1,050,686
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2025 5.00%, 05/01/2050	10,000	10,213,834
New York Counties Tobacco Trust V (New York Counties Tobacco Trust V) Series 2005 Zero Coupon, 06/01/2050	51,990	7,986,558
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(a)	6,690	6,699,176
7.25%, 11/15/2044(a)	1,705	1,708,531
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2025-C 5.25%, 03/15/2050	2,000	2,100,769
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2060	6,000	6,070,196
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	5,500	5,457,455
6.00%, 06/30/2054	2,500	2,578,922
Series 2024 5.50%, 06/30/2054	11,925	12,074,249
Series 2025 6.00%, 06/30/2055	2,000	2,099,645
6.00%, 06/30/2059	5,000	5,235,013
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2041	17,110	17,112,317
Series 2026 5.00%, 07/01/2031(a)(i)	1,575	1,661,609
5.00%, 01/01/2034(a)(i)	1,780	1,884,717
5.00%, 01/01/2037(a)(i)	2,065	2,171,825
5.00%, 07/01/2041(a)(i)	1,130	1,160,036
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 6.00%, 12/01/2053	4,000	4,066,715

	Principal Amount (000)	U.S. $ Value

Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2022-A 5.50%, 11/15/2057	$10,000	$10,488,693
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2024-A 5.25%, 05/15/2059	10,000	10,259,690
TSASC, Inc./NY (TSASC, Inc./NY) Series 2016 5.00%, 06/01/2045	2,500	2,339,336
5.00%, 06/01/2048	3,550	3,295,356
Tuxedo Farms Local Development Corp. (Tuxedo Farms Sewer District) Series 2015 6.55%, 11/01/2047(a)	1,100	1,133,003
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	4,270	4,253,602
5.25%, 09/15/2042	1,795	1,768,945
5.25%, 09/15/2047	3,080	2,922,245
5.25%, 09/15/2053	6,635	6,079,799
Ulster County Capital Resource Corp. (Woodland Pond Obligated Group) Series 2025 5.875%, 09/15/2059(a)	1,000	999,971
Westchester County Local Development Corp. (QSH/Tarrytown LLC) Series 2026 6.50%, 12/01/2065(a)	1,025	1,057,084
Western Regional Off-Track Betting Corp. (Western Regional Off-Track Betting) Series 2021 4.125%, 12/01/2041(a)	1,650	1,545,841

		147,606,314

North Carolina – 0.8%
Fayetteville State University (Fayetteville State University) Series 2023 5.00%, 04/01/2033(a)	710	766,935
5.00%, 04/01/2035(a)	830	890,004
5.00%, 04/01/2039(a)	1,120	1,170,574
5.00%, 04/01/2041(a)	1,290	1,339,092
5.00%, 04/01/2043(a)	1,480	1,529,301
North Carolina Medical Care Commission (Deerfield Episcopal Retirement Community Obligated Group) Series 2026 5.25%, 11/01/2056	4,945	4,918,495
North Carolina Turnpike Authority (North Carolina Turnpike Authority) AG Series 2024 Zero Coupon, 01/01/2051	3,000	876,491
Zero Coupon, 01/01/2052	2,000	549,968
Zero Coupon, 01/01/2053	1,000	260,508
Raleigh Housing Authority (Union at Capital LP) Series 2026 4.95%, 02/01/2030(a)	315	309,672
5.88%, 12/01/2043(a)	6,120	5,933,008
7.70%, 12/01/2043(a)	170	164,820

	Principal Amount (000)	U.S. $ Value

Series 2026-B 6.95%, 02/01/2030(a)	$2,855	$2,791,896

		21,500,764

North Dakota – 0.0%
North Dakota Housing Finance Agency (Prairie Ridge 4 LLLP) Series 2025 6.25%, 10/01/2040	1,000	1,078,973

Ohio – 1.5%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B Zero Coupon, 06/01/2057	46,605	3,097,867
5.00%, 06/01/2055	23,975	18,128,735
City of Middleburg Heights OH (Southwest General Health Center Obligated Group) Series 2021 5.00%, 08/01/2033	800	833,818
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042	5	4,963
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	2,560	2,404,248
County of Marion OH (United Church Homes Obligated Group) Series 2019 5.125%, 12/01/2049	690	527,859
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(d)(e)(f)(g)(h)	4,140	49,055
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.625%, 12/01/2042	1,000	1,049,539
6.75%, 12/01/2052	2,050	2,114,771
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	3,700	2,988,594
Series 2023 5.00%, 12/01/2053(a)	2,000	2,034,419
Port of Greater Cincinnati Development Authority (Port of Greater Cincinnati Development Authority) Series 2026 5.75%, 03/01/2059(a)	1,000	967,676
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2057	7,065	5,836,602

		40,038,146

Oklahoma – 1.5%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) Series 2019 3.25%, 09/01/2038	3,295	2,137,795

	Principal Amount (000)	U.S. $ Value

Oklahoma City Public Property Authority (Oklahoma City Public Property Authority Sales Tax) Series 2026 5.00%, 06/01/2034	$4,485	$4,979,423
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2033	3,165	3,210,125
5.50%, 08/15/2052	3,000	2,996,725
5.50%, 08/15/2057	11,290	11,164,223
Series 2022-A 5.50%, 08/15/2044	10,000	10,098,887
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	3,055	3,415,505
6.25%, 12/01/2040	2,000	2,190,481

		40,193,164

Oregon – 0.5%
Multnomah County School District No. 40 (Multnomah County School District No. 40) Series 2023-A Zero Coupon, 06/15/2051	10,000	2,773,889
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2025-2 5.25%, 07/01/2040(a)(b)	10,605	11,337,619
Umatilla County School District No. 6R Umatilla (Umatilla County School District No. 6R Umatilla) Series 2023-B Zero Coupon, 06/15/2053	3,000	753,667

		14,865,175

Other – 0.8%
ARC70 II Trust (ARC70 2023-1) Series 2023 5.00%, 04/01/2065(a)	21,849	20,771,589
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2022-ML13, Class XCA 0.960%, 07/25/2036(j)	6,241	264,938
Public Finance Authority (PFA 2026-1) Series 2026-1, Class A2 4.147%, 01/20/2041	1,996	1,803,487

		22,840,014

Pennsylvania – 1.6%
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 7.00%, 06/30/2039	5,710	4,706,275
8.00%, 06/30/2034	1,360	1,365,702
Series 2024-A 6.00%, 06/30/2034	640	669,429
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.625%, 10/15/2042(a)	2,750	2,646,469
County of Lehigh PA (St. Luke’s Hospital Obligated Group) Series 2026 5.00%, 08/15/2038	1,470	1,567,033
5.00%, 08/15/2039	1,355	1,427,241

	Principal Amount (000)	U.S. $ Value

Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	$1,000	$1,005,334
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	1,000	962,265
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	7,210	7,193,700
Pennsylvania Economic Development Financing Authority (Noble Environmental, Inc.) Series 2025 6.875%, 09/01/2047(a)	2,000	2,179,865
Series 2026 5.45%, 03/01/2056(a)	2,000	2,052,437
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group) Series 2027 5.00%, 08/15/2041(i)	1,630	1,718,419
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2051	3,650	2,811,234
Scranton-Lackawanna Health & Welfare Authority (Community Development Properties Scranton) Series 2025 6.25%, 08/01/2053(a)	11,900	12,109,451
7.75%, 08/01/2060(a)	2,350	2,474,289

		44,889,143

Puerto Rico – 8.5%
Children’s Trust Fund (Children’s Trust Fund) Series 2008-B Zero Coupon, 05/15/2057	345,000	10,610,027
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	21,858	15,868,609
Series 2022-A Zero Coupon, 11/01/2051	22,822	11,112,061
0.00%, 11/01/2051	22,400	7,504,000
5.069%, 11/01/2051	12,247	8,940,258
Series 2022-C Zero Coupon, 11/01/2043	22,422	15,975,919
GDB Debt Recovery Authority of Puerto Rico (GDB Debt Recovery Authority of Puerto Rico) Series 2018 7.50%, 08/20/2040	2,841	2,805,548
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2047(a)	5,500	5,545,772
Series 2021-B 5.00%, 07/01/2028(a)	2,550	2,627,823
5.00%, 07/01/2033(a)	2,835	2,995,134
5.00%, 07/01/2037(a)	2,530	2,635,619
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2007-T 5.00%, 07/01/2032(d)(g)	7,425	5,401,688

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2037(d)(g)	$10,045	$7,307,737
AG Series 2007-V 5.25%, 07/01/2031	14,090	14,275,858
NATL Series 2007-V 5.25%, 07/01/2029	245	246,506
Series 2008-W 5.00%, 07/01/2028(d)(g)	7,285	5,299,838
Series 2008WW 5.375%, 07/01/2024(d)(l)	3,700	2,691,750
Series 2010-A 5.25%, 07/01/2029(d)(g)	2,370	1,724,175
5.25%, 07/01/2030(d)(g)	390	283,725
Series 2010-C 5.00%, 07/01/2024(d)(l)	1,530	1,113,075
5.25%, 07/01/2027(d)(g)	2,550	1,855,125
5.25%, 07/01/2028(d)(g)	5,255	3,823,012
Series 2010DDD 5.00%, 07/01/2020(d)(l)	1,660	1,207,650
5.00%, 07/01/2021(d)(l)	920	669,300
5.00%, 07/01/2022(d)(l)	610	443,775
Series 2010-X 5.25%, 07/01/2027(d)(g)	3,725	2,709,938
5.25%, 07/01/2040(d)(g)	10,035	7,300,462
5.75%, 07/01/2036(d)(g)	2,280	1,658,700
Series 2010ZZ 5.25%, 07/01/2018(d)(l)	2,500	1,818,750
5.25%, 07/01/2019(d)(l)	1,715	1,247,663
5.25%, 07/01/2022(d)(l)	1,565	1,138,537
5.25%, 07/01/2024(d)(l)	1,570	1,142,175
5.25%, 07/01/2025(d)(l)	440	320,100
Series 2012-A 5.00%, 07/01/2029(d)(g)	3,345	2,433,487
5.00%, 07/01/2042(d)(g)	1,000	727,500
5.05%, 07/01/2042(d)(g)	2,000	1,455,000
Series 2013-A 7.00%, 07/01/2033(d)(g)	2,200	1,652,750
7.00%, 07/01/2040(d)(g)	575	431,969
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	1,346	1,342,849
6.625%, 01/01/2028	10,263	10,215,874
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	2,000	2,251,069
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2027	146	141,880
Zero Coupon, 07/01/2029	1,519	1,376,812
Zero Coupon, 07/01/2046	57,388	20,882,403
Zero Coupon, 07/01/2051	52,975	14,006,336
Series 2019-A 4.329%, 07/01/2040	6,565	6,410,030
4.55%, 07/01/2040	2,637	2,610,196
5.00%, 07/01/2058	19,183	18,430,990

		234,669,454

South Carolina – 1.5%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	355	350,360

	Principal Amount (000)	U.S. $ Value

5.41%, 11/01/2039	$7,515	$7,178,014

6.28%, 11/01/2039	330	315,916
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(a)	5,000	4,468,073
Last Step Recycling LLC (Last Step Recycling LLC) 9.5%, 12/15/2028(e)(f)(h)(m)	2,594	2,593,699
South Carolina Jobs-Economic Development Authority (Connexion Communities Obligated Group) Series 2025 6.75%, 10/15/2060(a)	6,205	6,342,947
South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023 10.00%, 08/01/2039(a)	185	178,367

Series 2023-A 6.50%, 02/01/2056(a)	5,305	5,150,210

Series 2023-B 7.50%, 08/01/2047(a)	2,200	2,110,356
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(d)(e)(g)	3,115	342,650

6.50%, 06/01/2051(d)(e)(g)	3,175	349,250
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments) Series 2022 0.00%, 06/01/2052(k)	6,135	4,706,874
South Carolina Jobs-Economic Development Authority (Rolling Green Village) Series 2025 5.75%, 12/01/2060	4,955	4,929,289
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2022 3.00%, 12/01/2043	1,606	1,235,628

		40,251,633

South Dakota – 0.2%
County of Lincoln SD (Augustana University Association/SD) Series 2021 4.00%, 08/01/2041	1,000	870,088

4.00%, 08/01/2051	3,620	2,848,020
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	1,500	1,522,278

		5,240,386

Tennessee – 1.3%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(a)	19,305	18,660,331
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(e)	2,350	1,988,905

9.5%, 11/01/2052(e)	6,860	5,533,599

	Principal Amount (000)	U.S. $ Value

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018 7.50%, 04/01/2049(d)(e)(g)	$100	$10
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(d)(e)(f)(g)(h)	3,544	42,000
Shelby County Health Educational & Housing Facilities Board (Village at Germantown) Series 2014 5.25%, 12/01/2044	1,075	1,036,258
5.25%, 12/01/2049	3,250	2,926,187
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	5,685	4,465,733

		34,653,023

Texas – 8.8%
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2025 5.75%, 06/15/2055(a)	1,200	1,202,560
5.875%, 06/15/2065(a)	1,200	1,203,945
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.25%, 06/01/2052(a)	1,100	1,056,524
6.375%, 06/01/2062(a)	3,500	3,357,557
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(a)	6,205	4,570,365
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Board of Managers Joint Guadalupe County-City of Seguin Hospital) Series 2015 5.00%, 12/01/2040	1,500	1,436,263
5.00%, 12/01/2045	1,000	920,808
Board of Regents of the University of Texas System (Board of Regents of the University of Texas System) Series 2025-B 5.00%, 08/15/2051	10,000	10,296,841
Brazoria County Industrial Development Corp. (AM Winddownco LLC) 10.00%, 06/01/2042(d)(e)(f)(g)(h)	7,968	797
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 12.00%, 06/01/2043(d)(e)(f)(g)(h)	937	94
Carrollton-Farmers Branch Independent School District (Carrollton-Farmers Branch Independent School District) Series 2025 5.25%, 02/15/2055	10,000	10,412,943
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments) Series 2022 Zero Coupon, 12/01/2062(a)	69,315	4,687,510
6.00%, 12/01/2062	8,080	7,481,474
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments) Series 2022 6.00%, 12/01/2062(a)	3,460	3,048,699

6.25%, 12/01/2054(a)	1,400	1,173,495

	Principal Amount (000)	U.S. $ Value

City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	$8,090	$8,097,989
Series 2024-B 5.50%, 07/15/2038	3,520	3,749,448
Series 2026 5.50%, 07/15/2036	7,260	7,834,174
City of Houston TX Hotel Occupancy Tax & Special Revenue (City of Houston TX Hotel Occupancy Tax & Special Revenue) Series 2026 5.50%, 09/01/2058	2,960	3,112,404
AG Series 2026-C Zero Coupon, 09/01/2049	5,000	1,548,748
City of San Antonio TX Airport System (City of San Antonio TX Airport System) BAM Series 2026 5.00%, 07/01/2060(i)	5,005	4,974,248
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2024-E 5.25%, 02/01/2049	10,000	10,494,051
Clifton Higher Education Finance Corp. (Valor Texas Education Foundation) Series 2023-A 6.00%, 06/15/2048(a)	1,000	969,023
6.25%, 06/15/2053(a)	2,000	1,947,240
Conroe Local Government Corp. (Conroe Local Govt Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	1,160	1,034,790
Dallas County Flood Control District No. 1 (Dallas County Flood Control District No. 1) Series 2015 5.00%, 04/01/2032(a)	2,000	1,989,830
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2025-A 5.00%, 11/01/2036	10,000	10,690,094
El Paso County Hospital District (El Paso County Hospital District) Series 2017 5.00%, 08/15/2033	3,940	3,971,878
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-A Zero Coupon, 12/01/2054	1,585	323,429
Zero Coupon, 12/01/2055	2,500	480,726
Series 2022-B Zero Coupon, 12/01/2043	2,965	1,182,823
Zero Coupon, 12/01/2046	1,000	326,804
Zero Coupon, 12/01/2055	5,000	908,179
Zero Coupon, 12/01/2056	3,325	567,675
Mansfield Independent School District (Mansfield Independent School District) Series 2025 5.25%, 02/15/2055	10,000	10,448,752
McCamey County Hospital District (McCamey County Hospital District) Series 2026 5.00%, 12/01/2038(i)	3,140	3,088,510

	Principal Amount (000)	U.S. $ Value

Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	$8,650	$8,655,270
New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living Obligated Group) Series 2025 4.25%, 10/01/2030	1,000	1,000,026
New Hope Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes Obligated Group) Series 2025 5.375%, 01/01/2055	2,000	2,011,655
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) 7.25%, 12/31/2030(d)(g)	67	6,671
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community Obligated Group) Series 2021 2.00%, 11/16/2061(d)(g)(k)	9,878	4,841,538
7.50%, 11/15/2036(d)(g)	2,265	2,265,000
7.50%, 11/15/2037(d)(g)	365	365,000
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(e)	7,180	7,180,388
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park Obligated Group) Series 2018-A 5.50%, 07/01/2054	3,000	2,619,459
Series 2025 6.75%, 07/01/2044	2,190	2,291,445
7.125%, 07/01/2056	1,000	1,042,154
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	1,680	1,419,022
Series 2022 4.00%, 01/01/2047	1,300	1,001,800
4.25%, 01/01/2057	5,000	3,617,188
New Hope Cultural Education Facilities Finance Corp. (New Hope Cultural Education Facilities Finance) 0.00%, 12/31/2030(d)(g)	12	1,184
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	5,000	5,150,953
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.25%, 07/01/2045(a)	3,000	3,145,249
6.50%, 07/01/2056(a)	4,165	4,314,602
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes Obligated Group) Series 2019 5.00%, 01/01/2055	1,605	1,480,547
Newark Higher Education Finance Corp. (TLC Academy) Series 2021-A 4.00%, 08/15/2051	1,275	945,831
4.00%, 08/15/2056	1,380	983,825
Port of Beaumont Industrial Development Authority (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2021 4.10%, 01/01/2028(a)	4,500	4,138,784

	Principal Amount (000)	U.S. $ Value

Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.00%, 01/01/2039(a)	$2,315	$2,205,505
5.25%, 01/01/2054(a)	2,000	1,818,096
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	12,026	9,458,387
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2036(d)(f)(g)(h)	920	-0-
5.00%, 11/15/2045(d)(f)(g)(h)	2,115	-0-
5.25%, 11/15/2047(d)(f)(g)(h)	678	-0-
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-2 5.50%, 01/01/2054(a)(b)	10,895	11,430,696
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2025-2 5.00%, 01/01/2055(a)(b)	10,000	10,364,109
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2023 5.50%, 12/31/2058	8,000	8,191,662
Texas State University System (Texas State University System) Series 2026-C 5.00%, 03/15/2029(i)	2,620	2,723,121
5.00%, 03/15/2030(i)	2,420	2,545,083
5.00%, 03/15/2031(i)	1,010	1,074,775
5.00%, 03/15/2032(i)	1,500	1,611,895
5.00%, 03/15/2035(i)	1,250	1,364,203
5.00%, 03/15/2036(i)	1,200	1,311,325

		241,167,138

Utah – 1.3%
Black Desert Public Infrastructure District (Black Desert Public Infrastructure District) 5.625%, 12/01/2053(a)	2,143	2,170,995
Deseret Public Infrastructure District No. 2 (Deseret Public Infrastructure District No. 2 Special Assmnt Deseret Assmnt Area 1) Series 2026 6.50%, 12/01/2055(a)	1,200	1,222,854
Downtown Daybreak Public Infrastructure District No. 1 (Downtown Daybreak Public Infrastructure District No. 1) Series 2026 5.625%, 03/01/2046(a)	1,750	1,770,907
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(a)	3,000	2,976,352
Grapevine Wash Local District (Grapevine Wash Local District Residential Facilities Fee Revenue) Series 2024-A 6.00%, 03/01/2055(a)	2,000	1,991,466
MIDA Mountain Veterans Program Public Infrastructure District (MIDA Mountain Veterans Program Public Infrastructure District) Series 2024 5.20%, 06/01/2054(a)	1,000	971,315

	Principal Amount (000)	U.S. $ Value

Mida Mountain Village Public Infrastructure District (Mida Mountain Village Public Infrastructure District) Series 2025-1 5.50%, 06/01/2055(a)	$2,225	$2,232,316
Mida Mountain Village Public Infrastructure District (Military Installation Development Auth Military Recreation Fac Project Area) Series 2024-1 5.125%, 06/15/2054(a)	1,000	977,403
Series 2024-2
6.00%, 06/15/2054(a)	1,000	1,026,846
Military Installation Development Authority (Military Installation Development Auth Military Recreation Fac Project Area) Series 2021-A 4.00%, 06/01/2052	3,000	2,472,650
Point Phase 1 Public Infrastructure District No. 1 (Point Phase 1 Public Infrastructure District No. 1) Series 2025 8.50%, 03/15/2055	2,200	2,227,055
Series 2025-A
0.00%, 03/01/2055(k)	1,250	1,038,564
5.875%, 03/01/2045	1,000	1,041,215
6.125%, 03/01/2055	1,820	1,883,045
Resort Core Public Infrastructure District No. 1 (Resort Core Public Infrastructure District No. 1) Series 2026-A 0.00%, 03/01/2057(k)	1,000	772,414
5.875%, 03/01/2057	1,000	1,011,447
Utah City West Public Infrastructure District No. 1 (Utah City West Public Infrastructure District No. 1 Assessment Area No. 1) Series 2026 5.875%, 12/01/2055(a)	1,805	1,825,970
Utah Housing Corp. (255 State 4 LLC) Series 2020 4.58%, 01/01/2040(a)(k)	3,150	2,697,821
Wakara Ridge Public Infrastructure District (Wakara Ridge Public Infrastructure District Wakara Ridge Assessment Area) Series 2025 5.625%, 12/01/2054(a)	1,000	1,016,867
Wohali Public Infrastructure District No. 1 (Wohali Public Infrastructure District No. 1 Assessment Area No. 1) Series 2023 7.00%, 12/01/2042(a)	2,000	1,790,748
Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1) 5.75%, 12/01/2044	1,888	1,945,279

		35,063,529

Vermont – 0.0%
Vermont Educational & Health Buildings Financing Agency (St. Michael’s College) Series 2023 5.50%, 10/01/2043(a)	1,500	1,318,674

Virginia – 1.9%
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(a)	6,240	6,057,900
Powhatan County Economic Development Authority (Powhatan County Economic Development Authority) Series 2025 6.125%, 09/01/2060(a)	1,700	1,699,865

	Principal Amount (000)	U.S. $ Value

Richmond Redevelopment & Housing Authority (American Tobacco Holdings) Series 2017 5.55%, 01/01/2037(a)	$1,215	$1,173,308
Tobacco Settlement Financing Corp./VA (Tobacco Settlement Financing Corp./VA) Series 2007-B1 5.00%, 06/01/2047	28,805	23,074,116
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	6,700	5,794,508
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)	4,000	3,037,389
Series 2015-A 5.00%, 07/01/2035(a)	1,200	1,010,932
5.00%, 07/01/2045(a)	3,110	2,361,569
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(a)	4,465	4,309,349
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.041% (SOFR + 5.50%), 06/01/2029(c)(d)(e)(g)	8,500	1,955,000
8.50%, 06/01/2042(d)(e)(g)	10,000	2,300,000

		52,773,936

Washington – 1.5%
Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2053	1,000	1,076,268
King County Public Hospital District No. 4 (King County Public Hospital District No. 4) Series 2025 6.625%, 12/01/2045	1,000	1,007,124
7.00%, 12/01/2060	5,665	5,750,817
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038	3,970	3,914,441
Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2021 3.00%, 12/01/2035(a)	440	395,072
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017-B 5.00%, 07/01/2033	2,835	2,876,899
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 5.00%, 01/01/2036(a)	2,200	2,204,095
5.00%, 01/01/2046(a)	4,425	4,267,183
Series 2019-A 5.00%, 01/01/2049(a)	1,000	935,958
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group) Series 2012 5.00%, 01/01/2048	5,000	4,700,119

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 6.375%, 07/01/2063(a)	$2,270	$2,395,541
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	9,215	8,711,433
Series 2021-1, Class X 0.727%, 12/20/2035(j)	7,274	242,231
Washington State Housing Finance Commission (WSHFC 2023-1) Series 2023-1, Class X 1.451%, 04/20/2037(j)	19,422	1,738,181
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.085%, 03/01/2050	1,280	1,220,972

		41,436,334

West Virginia – 0.4%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(a)	1,000	801,051
County of Monongalia WV (Monongalia County Building Commission Development District No. 4) Series 2023 5.00%, 06/01/2033(a)	365	378,299
6.00%, 06/01/2053(a)	875	912,784
Monongalia County Commission Excise Tax District (Monongalia County Commission Excise Tax District) Series 2021-A 4.125%, 06/01/2043(a)	2,040	1,885,064
Series 2023 0.00%, 06/01/2053(a)(k)	5,070	1,131,467
7.00%, 06/01/2043(a)	430	453,963
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(d)(e)(g)	8,000	4,800,000

		10,362,628

Wisconsin – 8.4%
KDC Agribusiness LLC (KDC Agribusiness LLC) 12.00%, 09/14/2023(d)(f)(h)(l)	3,409	-0-
Public Finance Authority (PFAR4 2026-1) Series 2026-1, Class A1 4.477%, 12/05/2040	1,694	1,630,154
St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(a)	6,175	5,542,951
State of Wisconsin (State of Wisconsin) Series 2027-1 5.00%, 05/01/2031(i)	4,550	4,915,944
5.00%, 05/01/2032(i)	4,325	4,729,323
5.00%, 05/01/2034(i)	1,300	1,447,611
Wisconsin Center District (Wisconsin Center District) AG Series 2020-D Zero Coupon, 12/15/2050	44,075	13,020,438

	Principal Amount (000)	U.S. $ Value

Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(a)	$2,000	$1,944,840
Wisconsin Health & Educational Facilities Authority (Benevolent Cedar Community Obligated Group) Series 2026 5.50%, 06/01/2061	1,060	1,047,858
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035	920	937,314
5.875%, 07/01/2055	2,320	2,321,943
Series 2025 6.625%, 07/01/2060	2,000	2,092,491
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047	2,400	2,062,931
4.00%, 01/01/2057	1,000	790,196
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(a)	1,605	1,413,962
Series 2022-A 3.875%, 12/01/2039(a)	7,370	6,459,970
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2040(a)	750	677,936
Wisconsin Public Finance Authority (Absolute Awakenings) Series 2025-A 7.00%, 01/01/2045(a)	1,000	1,071,186
7.25%, 01/01/2061(a)	2,710	2,851,340
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)	4,894	2,239,105
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	8,770	8,187,676
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(e)	27,000	24,091,368
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.75%, 02/01/2052(a)	8,500	8,581,115
6.00%, 02/01/2062(a)	7,850	7,972,607
Wisconsin Public Finance Authority (Creekhaven Wildrye & Furst Ranch Projects) Series 2026 Zero Coupon, 12/15/2036(a)	3,825	1,945,203
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(d)(e)(g)	5,500	4,281,989
8.125%, 07/01/2058(d)(e)(g)	5,500	4,268,757

	Principal Amount (000)	U.S. $ Value
Wisconsin Public Finance Authority (Denton County Municipal Utility District No. 16) Series 2024 5.75%, 12/15/2033(a)	$1,000	$990,713
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(a)	6,975	6,253,948
6.625%, 02/01/2046(a)	4,750	3,946,410
Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 4.75%, 07/01/2045(a)	1,800	1,635,855
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2047	1,000	913,151
Wisconsin Public Finance Authority (Heritage Bend Project) Series 2025 Zero Coupon, 12/15/2042(a)	13,360	4,218,782
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2026 6.00%, 12/01/2050(a)	1,200	1,220,213
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023(d)(e)(f)(h)(l)	7,500	-0-
Series 2023 15.00%, 04/30/2023(d)(e)(f)(h)(l)	1,815	18
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	2,942	2,159,366
Wisconsin Public Finance Authority (Lehigh Valley Health Network) Series 2023 6.625%, 12/01/2032(a)	1,000	1,015,984
7.25%, 12/01/2042(a)	2,370	2,448,849
7.50%, 12/01/2052(a)	2,060	2,133,320
Wisconsin Public Finance Authority (McLemore Resort Manager) Series 2021 4.50%, 06/01/2056(a)	6,640	5,256,449
Wisconsin Public Finance Authority (Million Air Two Obligated Group) Series 2026 5.375%, 06/01/2046(a)(i)	1,000	991,060
Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(a)	1,754	1,035,822
Wisconsin Public Finance Authority (Peapack Senior Living Obligated Group) Series 2026 7.00%, 06/01/2061(a)(i)	2,000	1,975,474
Wisconsin Public Finance Authority (Prerefunded - US Treasuries) Series 2020 5.00%, 04/01/2050(a)	40	42,549

	Principal Amount (000)	U.S. $ Value
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.75%, 07/01/2049	$4,475	$4,610,504
5.75%, 07/01/2054	1,000	1,027,424
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(a)	2,995	3,273,207
Wisconsin Public Finance Authority (RBS Evolution LLC) Series 2023 10.00%, 11/01/2038(a)	6,000	6,617,301
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(a)	16,500	12,064,371
Series 2022 4.00%, 06/01/2049(a)	3,955	3,072,206
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2038(a)	1,725	1,724,996
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(a)	718	713,458
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(a)	2,000	2,015,320
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 06/30/2060	10,000	10,339,607
6.50%, 06/30/2060	2,140	2,341,541
6.50%, 12/31/2065	4,000	4,376,713
Series 2025-2 5.75%, 12/31/2065(a)(b)	10,000	10,318,083
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2025 5.25%, 06/15/2065	1,200	1,079,035
5.40%, 06/15/2065	1,605	1,479,686
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2039(a)	5,095	5,185,238
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2041(a)	2,500	2,181,844
4.00%, 12/01/2051(a)	1,500	1,186,389
Wisconsin Public Finance Authority (West 44th Avenue) Series 2025 5.00%, 01/01/2061	5,040	4,910,185

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (WFCS Holdings II LLC) Series 2021-A1 5.00%, 01/01/2056(a)	$1,150	$963,307

		232,244,586

Total Long-Term Municipal Bonds (cost $3,457,162,204)		3,162,162,406

Short-Term Municipal Notes – 0.0%
Pennsylvania – 0.0%
Scranton-Lackawanna Health & Welfare Authority (Community Development Properties Scranton) Series 2025 6.25%, 08/01/2026(a) (cost $185,000)	185	185,000

Total Municipal Obligations (cost $3,457,347,204)		3,162,347,406

CORPORATES - NON-INVESTMENT GRADE – 0.5%
Industrial – 0.5%
Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)	7,730	6,323,295

Consumer Cyclical - Entertainment – 0.3%
Wild Rivers Water Park 8.50%, 11/01/2051	9,775	7,664,457

Services – 0.0%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025(d)(f)(h)(l)	4,179	49,909

Total Corporates - Non-Investment Grade (cost $18,700,650)		14,037,661

CORPORATES - INVESTMENT GRADE – 0.3%
Financial Institutions – 0.3%
Banking – 0.3%
Citigroup, Inc. Series Z 7.375%, 05/15/2028(n) (cost $6,136,232)	6,300	6,443,892

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.0%
Non-Agency Fixed Rate CMBS – 0.0%
California Municipal Finance Authority Series 2026-1, Class A2 4.05%, 07/20/2041 (cost $958,412)	997	891,338

Company	Shares	U.S. $ Value

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(d)(f)(h) (cost $4,015,812)	225,721	$656,848

WARRANTS – 0.0%
Industrials – 0.0%
Construction & Engineering – 0.0%
DesertXpress Enterprises LLC, expiring 12/31/2026(d)(f)(h)(o) (cost $0)	125,703	188,555

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(p)(q)(r) (cost $14,238,886)	14,238,886	14,238,886

Total Investments – 116.1% (cost $3,501,397,196)(s)		3,198,804,586
Other assets less liabilities – (16.1)%		(444,333,963)

Net Assets – 100.0%		$2,754,470,623

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	(5.00)%	Quarterly	3.12%	USD	169,914	$(13,869,303)	$(6,189,026)	$(7,680,277)

*	Termination date.

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	75,300	10/15/2029	2.485%	CPI#	Maturity	$1,017,641	$—	$1,017,641
USD	63,300	10/15/2030	2.615%	CPI#	Maturity	284,067	—	284,067

						$1,301,708	$—	$1,301,708

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	9,000	04/30/2030	1 Day SOFR	3.075%	Annual	$(349,026)	$—	$(349,026)
USD	54,500	03/12/2032	1 Day SOFR	3.772%	Annual	(1,127,538)	—	(1,127,538)
USD	79,000	03/25/2033	1 Day SOFR	3.743%	Annual	(2,169,462)	—	(2,169,462)
USD	37,200	02/26/2036	3.536%	1 Day SOFR	Annual	2,300,765	—	2,300,765
USD	15,000	02/15/2041	1 Day SOFR	2.832%	Annual	(2,707,144)	—	(2,707,144)

						$(4,052,405)	$—	$(4,052,405)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	10,000	08/10/2026	MMD 10 Year^	3.580%	Maturity	$213,306	$—	$213,306
Bank of America NA	USD	20,000	09/18/2026	MMD 5 Year^	2.480%	Maturity	(482,387)	—	(482,387)
Bank of America NA	USD	20,000	04/14/2027	MMD 10 Year^	3.320%	Maturity	(640,658)	—	(640,658)
Bank of America NA	USD	10,000	06/07/2027	MMD 5 Year^	2.920%	Maturity	(146,288)	—	(146,288)
Citibank NA	USD	21,490	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	1,157,748	—	1,157,748
JPMorgan Chase Bank NA	USD	20,000	12/02/2026	MMD 5 Year^	2.680%	Maturity	(357,398)	—	(357,398)
JPMorgan Chase Bank NA	USD	20,000	01/13/2027	MMD 5 Year^	2.520%	Maturity	(552,176)	—	(552,176)
JPMorgan Chase Bank NA	USD	28,000	02/10/2027	MMD 5 Year^	2.600%	Maturity	(697,492)	—	(697,492)
JPMorgan Chase Bank NA	USD	28,000	02/18/2027	MMD 5 Year^	2.540%	Maturity	(789,281)	—	(789,281)
JPMorgan Chase Bank NA	USD	28,000	03/01/2027	MMD 5 Year^	2.540%	Maturity	(873,560)	—	(873,560)
JPMorgan Chase Bank NA	USD	10,000	04/22/2027	MMD 5 Year^	2.850%	Maturity	(159,754)	—	(159,754)
Royal Bank of Canada	USD	20,000	10/13/2026	MMD 5 Year^	2.610%	Maturity	(381,872)	—	(381,872)
Royal Bank of Canada	USD	20,000	03/29/2027	MMD 10 Year^	3.600%	Maturity	(70,475)	—	(70,475)
Royal Bank of Canada	USD	30,000	06/28/2027	MMD 5 Year^	2.970%	Maturity	(394,425)	—	(394,425)
Royal Bank of Canada	USD	6,000	07/07/2027	MMD 10 Year^	3.370%	Maturity	(207,663)	—	(207,663)

							$(4,382,375)	$—	$(4,382,375)

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2026, the aggregate market value of these securities amounted to $1,390,766,801 or 50.5% of net assets.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2026.
(d)	Non-income producing security.

(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 2.89% of net assets as of July 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	08/12/2020 - 06/10/2022	$10,359,113	$-0-	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 5.50%, 07/01/2031	06/04/2021 - 07/21/2022	452,047	-0-	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 6.00%, 07/01/2051	06/04/2021	2,901,218	-0-	0.00%
Brazoria County Industrial Development Corp. (AM Winddownco LLC) 10.00%, 06/01/2042	06/08/2022	7,808,977	797	0.00%
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 12.00%, 06/01/2043	06/05/2023	937,369	94	0.00%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046	01/10/2023	929,889	532,083	0.02%
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-A 7.00%, 07/01/2034	12/20/2023	4,000,000	4,060,423	0.15%
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015-A 6.125%, 12/01/2045	11/20/2015	1,751,086	1,235,987	0.04%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018 - 10/05/2020	2,765,543	49,055	0.00%
Douglas County Housing Partnership (Douglas County Housing Partnership) 5.375%, 01/01/2041	01/14/2021	6,125,521	416,588	0.01%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041	07/14/2021 - 04/27/2023	1,918,987	1,388,746	0.05%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051	07/14/2021 - 04/17/2023	1,918,255	1,279,042	0.05%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2056	07/14/2021	1,016,280	543,017	0.02%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	5,820,000	5,664,010	0.21%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/28/2019 - 02/09/2022	16,910,385	1,757	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2040	10/29/2020	$5,088,250	$4,000,000	0.14%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2055	10/29/2020	279,506	228,000	0.01%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042	11/25/2022	2,350,000	1,988,905	0.07%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.5%, 11/01/2052	11/25/2022 - 06/13/2025	6,853,559	5,533,599	0.20%
Last Step Recycling LLC (Last Step Recycling LLC) 9.5%, 12/15/2028	03/26/2025 - 06/16/2026	2,593,700	2,593,699	0.09%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018 7.50%, 04/01/2049	01/27/2021	35,000	10	0.00%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	3,520,267	42,000	0.00%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029	12/13/2022	5,688,897	287,500	0.01%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023 - 07/30/2024	7,179,941	7,180,388	0.26%
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	1,905,000	381,000	0.01%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	06/16/2021 - 07/20/2022	3,043,149	342,650	0.01%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	06/16/2021 - 10/20/2022	$2,823,607	$349,250	0.02%
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings) Series 2018 6.95%, 02/15/2038	08/24/2018	1,464,723	15	0.00%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.041%, 06/01/2029	06/08/2022	8,500,000	1,955,000	0.07%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.50%, 06/01/2042	06/08/2022	10,000,000	2,300,000	0.09%
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038	05/31/2023	8,000,000	4,800,000	0.17%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	27,000,000	24,091,368	0.88%
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053	07/10/2023	5,500,000	4,281,989	0.16%
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.125%, 07/01/2058	07/10/2023	5,500,000	4,268,757	0.15%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023	11/10/2022	7,500,000	-0-	0.00%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	1,815,000	18	0.00%

(f)	Fair valued by the Adviser.
(g)	Defaulted.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	When-Issued or delayed delivery security.
(j)	IO - Interest Only.
(k)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2026.
(l)	Defaulted matured security.
(m)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2026.
(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(o)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
DesertXpress Enterprises LLC 12/31/2026	11/28/2025 - 12/16/2025	$-0-	$188,555	0.01%

(p)	The rate shown represents the 7-day yield as of period end.
(q)	Affiliated investments.
(r)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(s)

As of July 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $56,279,453 and gross unrealized depreciation of investments was $(373,685,411), resulting in net unrealized depreciation of $(317,405,958).

As of July 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.4% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-NAHY – North American High Yield Credit Default Swap Index

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

MMD – Municipal Market Data

NATL – National Interstate Corporation

SD – School District

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

July 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of July 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$-0-	$3,158,004,459	$4,157,947	(a)	$3,162,162,406
Short-Term Municipal Notes	-0-	185,000	-0-		185,000
Corporates - Non-Investment Grade	-0-	13,987,752	49,909		14,037,661
Corporates - Investment Grade	-0-	6,443,892	-0-		6,443,892
Commercial Mortgage-Backed Securities	-0-	891,338	-0-		891,338
Preferred Stocks	-0-	-0-	656,848		656,848
Warrants	-0-	-0-	188,555		188,555
Short-Term Investments	14,238,886	-0-	-0-		14,238,886

Total Investments in Securities	14,238,886	3,179,512,441	5,053,259	(a)	3,198,804,586
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	-0-	1,301,708	-0-		1,301,708
Centrally Cleared Interest Rate Swaps	-0-	2,300,765	-0-		2,300,765
Interest Rate Swaps	-0-	1,371,054	-0-		1,371,054
Liabilities:
Centrally Cleared Credit Default Swaps	-0-	(13,869,303)	-0-		(13,869,303)
Centrally Cleared Interest Rate Swaps	-0-	(6,353,170)	-0-		(6,353,170)
Interest Rate Swaps	-0-	(5,753,429)	-0-		(5,753,429)

Total	$14,238,886	$3,158,510,066	$5,053,259	(a)	$3,177,802,211

The Fund holds liabilities for floating rate note obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)	The Portfolio held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the two months ended July 31, 2026 is as follows:

Fund	Market Value 5/31/2026 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$2,918	$101,611	$90,290	$14,239	$115